THE DARUMA FUNDS, ICN.
237 Park Avenue
Suite 801
New York, NY 10017
Tel(212) 808-2424

September 4, 1997

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington DC

"Re:   Daruma Mid-Cap Value Fund, a series of The
      Daruma Funds, Inc.
      Registration No. 333-03709
      ICA No. 811-07621"

Gentlemen:

"Transmitted herewith for filing is the Daruma Mid-Cap Value Fund's Semi-Annual Report to Shareholders dated December 31, 1996."

"Please do not hesitate to contact me at (212) 808-2424 with any questions or comments you may have regarding this letter."

Very truly yours,


/s/Mary B. O'Byrne
Secretary

/mo'b
Enclosures
cc: Thomas R. Westle, Battle Fowler LLP

			PORTFOLIO SUMMARY

Portfolio Composition		Value	% of Net Assets

Common Stocks		"1,404,164"	96.2 	%
Cash & Other Net Assets	"54,997"	3.8
Total Net Assets	"1,459,161"	100.0 	%


Portfolio Characteristics
Average Market Capitalization	$2.0 	billion
Median Market Capitalization	$1.1 	billion
Average P/E Ratio		18.3	x
Average Portfolio Yield		0.8	%


Common Stock Sectors		% of Net Assets
Basic Industries	18.1%
Consumer Non-Durable	14.3
Business Services	13.1
Healthcare		10.0
Transportation		9.1
Capital Goods		8.0
Consumer Staples	7.9
Media			7.7
Financial Services	5.5
Technology		2.5


Top Ten Positions		Value	% of Net Assets
1Corning Incorporated		"55,625"	3.8%
2Airborne Freight Corporation	"53,600"	3.7
3"Wet Seal,  Inc. Cl. A"	"53,550"	3.7
4Pittson Burlington Group	"51,469"	3.5
5"Owens & Minor, Inc."		"50,190"	3.4
6Newell Co.			"47,946"	3.3
7"Dime Bancorp, Inc."		"46,375"	3.2
8"A. Schulman, Inc."		"45,672"	3.1
9CUNO Incorporated		"45,500"	3.1
10Federal-Mogul Corporation	"45,500"	3.1

DARUMA MID-CAP VALUE FUND
"Schedule of Investments at June 30, 1997"
Common Stocks -  96.2%

Shares					Value
BASIC INDUSTRIES  -  18.13%
"1,000"	Corning Incorporated		"55,625"
"2,800"	*CUNO Incorporated		"45,500"
750	Fastenal Company		"36,563"
755	W.R. Grace & Co.		"41,619"
"1,055"	Minerals Technologies Inc.	"39,562"
"1,850"	"A. Schulman, Inc."		"45,672"
					"264,541"

BUSINESS SERVICES -  13.12%
800	*Interim Services Inc.		"35,600"
"3,360"	"Owens & Minor, Inc."		"50,190"
"1,010"	Pittston Co. Brink's Group	"30,300"
"2,000"	Reynolds & Reynolds Company Cl. A"31,500"
"2,740"	"Unisource Worldwide, Inc."	"43,840"
					"191,430"

CAPITAL GOODS - 8.03%
"3,360"	*ANTEC Corporation		"39,270"
900	"Echlin, Inc."			"32,400"
"1,300"	Federal-Mogul Corporation	"45,500"
					"117,170"

CONSUMER NON-DURABLE -  14.28%
"1,200"	"Casey's General Stores, Inc."		"25,800"
"1,470"	*General Instruments Corporation	"36,750"
"1,200"	*"Linens n' Things, Inc."		"35,550"
880	*MacFrugal's Bargains Close-Outs Inc.	"23,980"
600	*"Payless Shoesource, Inc."		"32,812"
"1,700"	*"Wet Seal, Inc. Cl. A"			"53,550"
						"208,442"

The accompanying notes are an integral
 part of the financial statements.

DARUMA MID-CAP VALUE FUND
"SCHEDULE OF INVESTMENTS at June 30, 1997 (continued) "
Shares					Value

CONSUMER STAPLES -  7.94%
"1,430"	Hormel Foods Corporation	"38,431"
"1,270"	"IBP, Inc."			"29,527"
"1,210"	Newell Co.			"47,946"
					"115,904"

FINANCIAL SERVICES - 5.45%
"2,650"	"Dime Bancorp, Inc."		"46,375"
920	Signet Banking Corporation	"33,120"
					"79,495"

HEALTHCARE -  9.96%
"1,520"	"Arrow International, Inc."	"44,270"
400	Raychem Corp.			"29,750"
700	*R.P. Scherer Corporation	"36,138"
947	*STERIS Corporation		"35,158"
					"145,316"

MEDIA -  7.71%
"2,715"	"ADVO, Inc."			"44,119"
960	A.H. Belo Corporation		"39,960"
"1,400"	*"U.S. WEST Media Group, Inc."	"28,350"
					"112,429"
TECHNOLOGY -  2.47%
"1,690"	*"Wang  Laboratories, Inc."	"36,018"


TRANSPORTATION -  9.14%
"1,280"	Airborne Freight Corporation	"53,600"
"1,080"	"Circle International, Inc."	"28,350"
"1,830"	Pittston Co. Burlington Group	"51,469"
					"133,419"
	Total Common Stocks
	"  (Cost $1,180,799)"		"1,404,164"

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND
"SCHEDULE OF INVESTMENTS at June 30, 1997 (continued) "

TOTAL INVESTMENTS - 96.23%		"1,404,164"
"  (Cost $1,180,799)"
CASH AND OTHER ASSETS LESS
  LIABILITIES - 3.77%			"54,997"
NET ASSETS - 100%			"1,459,161"

*Non income producing.

Income Tax Information:
"The cost of total investments for federal income tax purposes was $1,180,799. At"
"June 30, 1997, net unrealized appreciation on investments was
 $223,365,"
"consisting of aggregate gross unrealized  appreciation  of
 $237,614 and aggregate"
"gross unrealized depreciation of $14,249."

The accompanying notes are an integral part of the financial statements.

DARUMA MID-CAP VALUE FUND

"Statement of Assets and Liabilities at  June 30, 1997"
ASSETS:
Cash					"69,455"
"Investments at value
 (identified cost $1,180,799) (Note 1)"	"1,404,164"
Deferred organization costs		"9,758"
Receivable for dividends and interest	230
Prepaid expenses and other assets	"7,152"
	TOTAL ASSETS			"1,490,759"
LIABILITIES:
Investment advisory fee payable (Note 2)"8,090"
Accrued expenses 			"23,508"
	TOTAL LIABILITIES		"31,598"
	NET ASSETS 			"1,459,161"

ANALYSIS OF NET ASSETS:
Accumulated net realized gain on investments   "51,036"
Net unrealized appreciation on investments	"223,365"
Paid-in capital					"1,184,760"
	NET ASSETS 				"1,459,161"

PRICING OF SHARES:
"Net asset value, offering and redemption price per share"
"($1,459,161"\ 113,127 shares outstanding)"	$12.90

Statement of Changes in Net Assets

					For the period
					"August 16, 1996 through"
					"June 30, 1997 (Note 1)"
From Investment Operations:
Net investment loss				"(5,673)"
Net realized gain on investments		"57,855"
Net unrealized appreciation on investments	"223,365"
Net increase in net assets resulting from
operations					"275,547"
Dividends to shareholders:
Distributions paid from net realized gains	"(1,146)"
From Capital Share Transactions:
Net increase in net assets from capital
share transactions (Note 3)			"1,184,760"
Increase in net assets				"1,459,161"
Net Assets:
Beginning of period 				---
End of period 					"1,459,161"

The accompanying notes are an integral part of the financial statements

DARUMA MID-CAP VALUE FUND

"Statement of Operations for the period August 16, 1996
(commencement of operations) "
"through June 30, 1997"

INVESTMENT INCOME:
Income:
Interest					"1,641"
Dividends					"6,686"
Total Income					"8,327"

Expenses:
Custodian and transfer agent fees		"12,800"
Fund accounting fees				"9,500"
Auditing and legal fees				"9,253"
Investment advisory fee (Note 2)		"8,090"
Federal and state registration fees		"4,220"
Other expenses					"2,034"
Amortization of deferred organization costs	"1,952"
Total Expenses					"47,849"

Less:	Fees waived and expenses reimbursed by Advisor
(Note 2)					"33,849"
Net Expenses					"14,000"

Net Investment Loss				"(5,673)"

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 1)

Net realized gain on investments		"57,855"
Net unrealized appreciation on investments	"223,365"

Net realized and unrealized gain on investments	"281,220"

NET INCREASE IN NET ASSETS RESULTING from operations"275,547"

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout the period and to assist shareholders in evaluating the Fund's performance.
						For the period
						8/16/96
						through
						6/30/97
						(Note 1)

"Net Asset Value, Beginning of Period"		$10.00

Income From Investment Operations:
Net investment loss 				(0.07)
Net realized and unrealized gains on investments 2.98
Total From Investment Operations		2.91
Less Distributions:
Distributions from net realized gains		(0.01)
Total Distributions				(0.01)

"Net Asset Value, End of Period"		$12.90

Total Investment Return				29%	(c)

Ratios/Supplemental Data:
"Net Assets, End of Period "			"$1,459,161 "
Ratio of Expenses to Average Net Assets (a)	1.49%	(c)
Ratio of Net Investment Loss to Average Net Assets (b)	(0.60%)	(c)
Portfolio Turnover Rate					46%
Average Commission Rate Paid (d)			$0.04

(a)The ratio of expenses to average net assets before waiver of fees and reimbursement of expenses by the investment adviser would have been
"5.10 % for the period ended June 30, 1997."
(b)The ratio of net investment loss to average net assets before the waiver of fees  and reimbursement of expenses by the investment adviser would
"have been (4.21)% for the period ended June 30, 1997."
(c)Not annualized.
(d)The Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.

The accompanying notes are an integral
part of the financial statements.

DARUMA MID-CAP VALUE FUND
Notes to Financial Statements

1. Summary of Significant Accounting Policies

"Daruma Mid-Cap Value Fund (the ""Fund"") is a series of The Daruma
Funds, Inc., "
 a diversified open-end management company incorporated under the laws of Maryland.
"The Fund commenced operations on August 16, 1996."


"The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the the reported amounts and disclosures in the financial statement
s. Actual results could differ
from those estimates."

a. Valuation of investments:
"Market values for securities listed on an exchange are based upon the latest quoted sales prices as of 4:00 p.m. eastern time, on the valuation date. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities not listed on an exchange are valued at the latest quoted bid price. Temporary cash investments and debt obligations with 60 days or less remaining to maturity are valued at cost, unless the Board of Directors determines that this does not represent fair value. All prices of listed securitiess are taken from the exchange where the security is primarily traded. Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which market quotations are not readily available or which are restricted as to sale, and other assets are valued by such methods as the Board of Directors deems in good faith to reflect fair value."

b. Investment transactions and related investment income:
	Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are calculated using the identified cost method."

c. Federal Income Taxes:
"As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information"."

d. Distributions to Shareholders:
"Dividends and distributions are recorded on the ex-dividend date and usually paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain. At June
30, 1997, the Fund reclassified $5,673 from accumulated net investment loss to accumulated net realized gain."

e. Repurchase agreements:
"The Fund may enter into repurchase agreements with respect to its portfolio securities solely with Star Bank, N.A., the custodian of its investments. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements are held by Star
Bank until maturity of the repurchase agreements. Repurchase agreements could involve certain risks in the event of default or insolvency of Star Bank, including possible delays or restrictions upon the ability of the Fund to dispose of the underlying securities."

f. Organizational expenses:
"Costs incurred by the Fund in connection with its organization and initial registration of shares of $11,710 have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations."

2. Investment Adviser:

"Under the Fund's investment advisory agreement with CastleRock
Capital Management, Inc. (""CCM""), the Fund incurred $8,090 in fees which were voluntarily waived by CCM for the period August 16, 1996 through June 30, 1997. The agreement provides for fees equal to 1% per annum of the Fund's first $100 million of the Fund's average daily net assets; 0.75% of the next $100 million of such net assets; and
 .50% of the Fund's average daily net assets more than $200 million. In addition, CCM voluntarily reimbursed other expenses of $25,759 for the period August 16, 1996 through June 30, 1997."

3. Fund Shares:

"The Board of Directors has authority to issue an unlimited number of shares of capital stock of the Fund, par value $.001. Share transactions were as follows:"

                "For the period August 16, 1996 through"
		"         June 30, 1997"
						  Shares	    Amount
Balance (beginning of period)	                	--- 		---
Shares Sold		"116,932"	"$1,226,062 "
Shares Issued as reinvested dividends and distributions		108	"1,146"
Shares Redeemed		"-3,913"	"-42,448"
Balance (end of period)		"113,127"	"$1,184,760 "


4. Purchases and Sales of Securities:

"For the period ended June 30, 1997, the cost of purchases and the proceeds from sales of investment securities, other than short-term securities, amounted to $1,535,647 and $410,808 respectively. "

<Audit Report>
Daruma Mid-Cap Value Fund

"Report of Ernst & Young LLP, Independent Auditors"


Shareholders and Board of Directors
Daruma Mid-Cap Value Fund


"We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Daruma Mid-Cap Value Fund as of June 30, 1997, and the related statements of operations and changes in net assets and financial highlights for the period from August 16,1997 commencement of operations) to June 30, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit."

"We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit inclused examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion."

"In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Daruma Mid-Cap Value Fund at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the period from August 16, 1997 to June 30, 1977, in conformity with generally accepted accounting principles."

"New York, New York"
	13-Aug-97

</Audit Report>
"August 26, 1997"

"Dear Shareholder:"

"The Daruma Mid-Cap Value Fund celebrated its first full year of operations on August 16th. The Fund started with $100,000 in seed money, with shares valued at $10.00. On June 30, 1997, its first fiscal year-end, the Fund closed at $12.90 a share with total net assets of $1,459,161. This represents a total return of 29% since inception versus +25% for the S&P MidCap Index, the appropriate benchmark. For the six months ended June 30th, the Fund was +19.9% versus +13.0% for the Index."

Market & Economic Overview:

"The stock market continued its bullish pace for large companies during the first six months of the year with the S&P 500 (a large-cap index comprised of 500 stocks) +20.6% and the Dow Jones Industrial Average (also a large-cap index composed of 30 stocks) +2-0.1%. Currently, the market seems to be cooling off and becoming more volatile on the downside. We have days when the DJIA drops 247 points only to turn around the next day with a 100 point gain. By almost all measures the market is expensive, especially for large-cap stocks. Small- and mid-cap companies as a whole are much cheaper, and we are finding some interesting investment opportunities."

"With strong corporate earnings, economic growth now runnign at a more moderate rate (close to 2% for the second quarter versus 5.9% for the first), and with practically nonexistent inflation, the economic environment continues to bode well for the stock market. From a market point of view, we are certainly living in interesting times!"

Portfolio Strategy

"Regardless of what the overall market does, we will continue to work hard to seek out mid-cap stocks that present the most favorable risk/reward prospects. With our long-term view, we see periods of market declines as opportunities for bargin hunting. It is precisely during those times that we can buy high quality companies in growing industries at rock-bottom prices. We hope you'll feel the same way about investing with us in the Fund during those periods."

"We've enclosed your Fund's Annual Report, which includes the audited financial statements at June 30, 1997. The financial statements detail the Fund's portfolio of investments, portfolio characteristics, performance data and expenses."

"Please call us at (800) 435-5076 after 5:30 pm to get the daily Net Asset Value per share. We will let you know when the Fund's NAV becomes available daily in newspapers. The Fund closed last night at $13.57 per share."

Sincerely,
/s/Mariko O. Gordon
Mariko O. Gordon, CFA
President